Investment Risks - 800VDC AI Datacenter ETF	Sep. 11, 2026
800VDC AI Datacenter Ecosystem Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	800VDC AI Datacenter Ecosystem Risk: The Fund’s investment thesis depends on widespread adoption of 800VDC power architectures in datacenters, which may be delayed, slower than expected, or may not occur at all. The anticipated transition to 800VDC aligned with next-generation rack-scale systems and similar platforms may be deferred by supply constraints, competing architectural approaches, shifts in customer demand, or changes in the competitive landscape among graphics processing unit companies and accelerator vendors. If the 800VDC transition does not materialize as the Advisor anticipates, or if alternative power architectures emerge as substitutes, the Fund’s performance could be significantly and adversely affected.Additionally, the Fund may be adversely affected by developments that reduce the power requirements or overall scale of AI compute infrastructure. Advances in AI model efficiency could reduce the power intensity of AI workloads and diminish or eliminate the need for next-generation power delivery infrastructure. A broader slowdown in AI adoption, a reassessment of near-term commercial returns from AI deployment or a contraction in capital expenditure programs could reduce the pace and scale of datacenter buildout. Even if AI investment continues at pace, hyperscale operators may redirect capital expenditure toward other perceived bottlenecks (such as networking, storage or software) rather than power infrastructure upgrades. One or more of these circumstances could materially reduce demand for the products and services of companies in which the Fund invests.
Artificial Intelligence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Artificial Intelligence Risk: Companies involved in artificial intelligence and related technologies are subject to intense competition, rapid technological change, evolving industry standards, short product cycles, and significant research and development expenditures. The Fund’s investments may include companies whose products or services may become obsolete or less competitive as new technologies emerge. Many of these companies depend on intellectual property rights, access to computing capacity and specialized hardware, complex supply chains, and continued capital investment to maintain their competitive positions. Failures, delays, security vulnerabilities, operational disruptions, or reduced demand for AI-related products and services could adversely affect such companies. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Similarly, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of the companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI and big data companies.
Thematic Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Thematic Model Risk: The Fund’s selection, weighting and monitoring of portfolio holdings depend on the Advisor’s proprietary investment process, which scores companies based on their economic linkage to the 800VDC AI datacenter ecosystem. Selection and position sizing are driven principally by a company’s thematic exposure to the ecosystem rather than by fundamental attractiveness, valuation, credit quality or other traditional investment factors, and the process may therefore result in the Fund holding, or holding to a significant extent, companies that are expensive, that are unprofitable, or whose fundamental prospects are otherwise weak.The Advisor’s investment process is subject to limitations that could adversely affect the Fund. The data underlying the process may be incomplete, inaccurate, delayed, inconsistent, biased or unavailable. Errors in data collection, processing or interpretation, or in the Advisor’s assessment of a company’s relationship to the 800VDC AI datacenter ecosystem, may negatively impact the Fund’s ability to provide the intended exposure to the 800VDC AI datacenter ecosystem. The judgments underlying the process may prove incorrect or fail to adapt to changes in the ecosystem or market conditions. Any model or methodology may contain flaws, the existence and effect of which may be discovered only after the fact or not at all. In addition, artificial intelligence tools used as part of a model may be subject to one or more undetected errors, defects or security vulnerabilities, and there is a risk that any particular output will be incomplete, inaccurate, unreliable or otherwise flawed. There can be no assurances that the strategies pursued or the techniques implemented in the model will be profitable, and various market conditions may be materially less favorable to certain strategies than others. Even in the absence of flaws, a model may not perform as anticipated.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Risks Associated with Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.Large Shareholder Risk: Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value. To the extent securities held by the Fund trade on foreign exchanges that are closed while the Fund’s shares continue to trade in the United States, the value of those securities used to calculate the Fund’s NAV may differ from their current market value. As a result, the Fund’s shares may trade at a premium or discount to NAV, and bid/ask spreads may be wider than those of funds investing primarily in U.S. securities.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S.or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. As a result, the dollar value of an investment in the Fund would be adversely affected.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, including those located in emerging markets, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. The Fund’s significant exposure to Asian companies presents risks distinct from broader foreign or emerging market risks, including heightened geopolitical tensions, the potential for abrupt regulatory or policy shifts by Asian governments, and the risk of economic contagion across closely interconnected regional markets. Investments in Chinese companies may also be subject to variable interest entity (VIE) structural risks and delisting exposure under U.S. regulatory requirements.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Additionally, small- and mid-cap stocks may fall out of favor relative to large cap stocks, which may cause the Fund to underperform other equity funds that focus on larger capitalized companies. Likewise, large cap stocks may fall out of favor relative to small- and mid-cap stocks, which may cause the Fund to underperform other equity funds that focus on smaller capitalized companies.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Exposure Risk: Because the Fund may, from time to time, have significant exposure to particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sector(s). As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of exposures. The Fund may invest a significant portion of its assets in the following sector(s) and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sector(s).Information Technology Sector Risk: Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation and other factors.Industrials Sector Risk: Companies in the industrials sector may be affected by supply and demand for their products and services, economic cycles, commodity prices, labor costs, transportation costs, government regulation, defense spending, infrastructure spending, trade policy, and global competition. Companies in this sector may be sensitive to changes in business investment and industrial production.
Unrelated Business Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unrelated Business Risk: Many of the companies in which the Fund will invest have other business lines unrelated to the Fund’s thematic category. These other lines of business could adversely affect those firms’ operating results and, in turn, hurt the Fund’s performance. The operating results of companies with other business lines may fluctuate independently of the fluctuations in the relevant thematic category businesses. In addition, a particular company’s ability to engage in new business activities may expose it to additional risks for which it has less experience than its existing business lines. Despite a company’s possible success in activities linked to a thematic category, there can be no assurance that its other lines of business will not adversely affect the company’s business, financial condition, or market value. In addition, a particular company’s unrelated businesses may impact the Fund’s investment returns and it may be difficult to isolate thematic category-related returns from other return sources.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.